Note 17	3 Months Ended
Jan. 31, 2012
Segment Reporting Disclosure [Text Block]
17.  Our operating segments are components of our business for which discrete financial information is available and reviewed regularly by the chief operating decision-maker, our Chief Executive Officer, to evaluate performance and make operating decisions.  Based on this criteria, each of our communities qualifies as an operating segment, and therefore, it is impractical to provide segment disclosures for this many segments.  As such, we have aggregated the homebuilding operating segments into six reportable segments.

Our homebuilding operating segments are aggregated into reportable segments based primarily upon geographic proximity, similar regulatory environments, land acquisition characteristics and similar methods used to construct and sell homes.  The Company’s reportable segments consist of the following six homebuilding segments and a financial services segment:

Homebuilding:

 (1) Northeast (New Jersey and Pennsylvania)

 (2) Mid-Atlantic (Delaware, Maryland, Virginia, West Virginia, and Washington D.C.)

 (3) Midwest (Illinois, Minnesota, and Ohio)

 (4) Southeast (Florida, Georgia, North Carolina, and South Carolina)

 (5) Southwest (Arizona and Texas)

 (6) West (California)

Financial Services

Operations of the Company’s Homebuilding segments primarily include the sale and construction of single-family attached and detached homes, attached townhomes and condominiums, urban infill and active adult homes in planned residential developments.  In addition, from time to time, operations of the homebuilding segments include sales of land.  Operations of the Company’s Financial Services segment include mortgage banking and title services provided to the homebuilding operations’ customers.  We do not retain or service mortgages that we originate but rather sell the mortgages and related servicing rights to investors.

Corporate and unallocated primarily represents operations at our headquarters in Red Bank, New Jersey.  This includes our executive offices, information services, human resources, corporate accounting, training, treasury, process redesign, internal audit, construction services, and administration of insurance, quality, and safety.  It also includes interest income and interest expense resulting from interest incurred that cannot be capitalized in inventory in the Homebuilding segments, as well as the gains or losses on extinguishment of debt from debt repurchases.

Evaluation of segment performance is based primarily on operating earnings from continuing operations before provision for income taxes (“(Loss) income before income taxes”).  (Loss) income before income taxes for the Homebuilding segments consists of revenues generated from the sales of homes and land, (loss) income from unconsolidated entities, management fees and other income, less the cost of homes and land sold, selling, general and administrative expenses, interest expense and non-controlling interest expense.  Income before income taxes for the Financial Services segment consists of revenues generated from mortgage financing, title insurance and closing services, less the cost of such services and certain selling, general and administrative expenses incurred by the Financial Services segment.

Operational results of each segment are not necessarily indicative of the results that would have occurred had the segment been an independent stand-alone entity during the periods presented.

Financial information relating to the Company’s segment operations was as follows:

	Three Months Ended
	January 31,
(In thousands)	2012	2011

Revenues:
Northeast	$41,532	$45,341
Mid-Atlantic	54,395	46,422
Midwest	18,199	14,090
Southeast	20,209	15,521
Southwest	91,824	91,393
West	36,751	32,749
Total homebuilding	262,910	245,516
Financial services	6,690	7,094
Corporate and unallocated	(1)	(43)
Total revenues	$269,599	$252,567

(Loss) income before income taxes:
Northeast	$(5,648)	$(14,638)
Mid-Atlantic	2,611	(3,159)
Midwest	(1,156)	(1,926)
Southeast	(2,856)	(3,020)
Southwest	4,550	5,403
West	(972)	(8,614)
Homebuilding loss before income taxes	(3,471)	(25,954)
Financial services	1,513	1,624
Corporate and unallocated	(15,604)	(40,233)
Loss before income taxes	$(17,562)	$(64,563)

	January 31,	October 31,
(In thousands)	2012	2011

Assets:
Northeast	$381,302	$385,217
Mid-Atlantic	218,071	219,287
Midwest	62,032	59,105
Southeast	88,524	83,044
Southwest	194,837	188,321
West	170,323	168,590
Total homebuilding	1,115,089	1,103,564
Financial services	76,504	85,106
Corporate and unallocated	310,130	413,510
Total assets	$1,501,723	$1,602,180